19. EMPLOYEES BENEFITS (Details 1) - Number	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FAF [Member]
Disclosure of defined benefit plans [line items]
Discount rate	7.49%	7.28%
Inflation rate	3.25%	3.80%
Wage growth rate	3.49%	4.47%
Number of active participants	6,495	6,796
Number of beneficiary participants assisted	7,206	6,834
FAF [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000 smoothed by 10%	AT-2000
FAF [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	CSO-58	RRB-1983
Plans II [Member]
Disclosure of defined benefit plans [line items]
Discount rate	7.25%	7.02%
Inflation rate	3.25%	3.80%
Plans II [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000 smoothed by 10%	AT-2000
Plans II [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	CSO-58	RRB-1983